UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-00229
SELIGMAN GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: 12/31
Date of reporting period: 3/31

Portfolio of Investments
Seligman Growth Fund
March 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (99.6%)

Issuer	Shares		Value(a)
Aerospace & Defense (2.7%)
Goodrich Corp.	137,498	(d)	$9,696,359
Honeywell International, Inc.	311,757		14,113,239
Precision Castparts Corp.	177,400	(d)	22,478,354

Total			46,287,952

Air Freight & Logistics (0.6%)
United Parcel Service, Inc., Class B	167,800		10,807,998

Beverages (2.1%)
PepsiCo, Inc.	548,000		36,255,680

Biotechnology (4.8%)
Amgen, Inc.	493,556	(b)	29,494,907
Dendreon Corp.	326,900	(b,d)	11,922,043
Genzyme Corp.	306,900	(b)	15,906,627
Gilead Sciences, Inc.	265,446	(b)	12,072,484
Vertex Pharmaceuticals, Inc.	319,100	(b,d)	13,041,617

Total			82,437,678

Capital Markets (1.5%)
Invesco Ltd.	493,690	(d)	10,816,748
The Goldman Sachs Group, Inc.	92,400		15,766,212

Total			26,582,960

Chemicals (3.6%)
Celanese Corp., Series A	206,600		6,580,210
Monsanto Co.	245,810		17,555,750
Potash Corp of Saskatchewan, Inc.	318,011	(c)	37,954,613

Total			62,090,573

Commercial Banks (0.9%)
Wells Fargo & Co.	497,579	(d)	15,484,658

Communications Equipment (5.2%)
Cisco Systems, Inc.	2,119,981	(b)	55,183,105
JDS Uniphase Corp.	857,100	(b,d)	10,739,463
QUALCOMM, Inc.	484,100		20,327,359

Total			86,249,927

Computers & Peripherals (9.8%)
Apple, Inc.	316,759	(b)	74,416,192
EMC Corp.	930,600	(b,d)	16,788,024
Hewlett-Packard Co.	763,614	(d)	40,586,084
IBM Corp.	263,100	(d)	33,742,575

Total			165,532,875

Issuer	Shares		Value(a)
Construction & Engineering (0.5%)
Foster Wheeler AG	327,300	(b,c)	8,882,922

Consumer Finance (2.1%)
American Express Co.	612,600	(d)	25,275,876
Capital One Financial Corp.	242,434	(d)	10,039,192

Total			35,315,068

Diversified Consumer Services (0.8%)
Coinstar, Inc.	410,130	(b,d)	13,329,225

Diversified Telecommunication Services (0.4%)
Qwest Communications International, Inc.	1,454,100	(d)	7,590,402

Electrical Equipment (0.9%)
ABB Ltd., ADR	698,700	(b,c,d)	15,259,608

Energy Equipment & Services (4.0%)
Halliburton Co.	858,000		25,851,540
Noble Corp.	289,400	(b,c)	12,102,708
Schlumberger Ltd.	270,900	(d)	17,191,314
Transocean Ltd.	146,000	(b,c)	12,611,480

Total			67,757,042

Food & Staples Retailing (2.1%)
Costco Wholesale Corp.	133,200	(d)	7,953,372
The Kroger Co.	441,300		9,558,558
Wal-Mart Stores, Inc.	341,500		18,987,400

Total			36,499,330

Food Products (0.4%)
Kellogg Co.	130,700		6,983,301

Health Care Equipment & Supplies (4.4%)
Baxter International, Inc.	464,000		27,004,800
Covidien PLC	334,957	(c)	16,841,638
Edwards Lifesciences Corp.	60,400	(b,d)	5,972,352
Medtronic, Inc.	559,900		25,212,297

Total			75,031,087

Health Care Providers & Services (2.2%)
Express Scripts, Inc.	264,993	(b)	26,965,688
WellPoint, Inc.	153,500	(b)	9,882,330

Total			36,848,018

Health Care Technology (0.5%)
Cerner Corp.	105,600	(b,d)	8,982,336

Household Durables (1.2%)
NVR, Inc.	28,300	(b,d)	20,559,950

Household Products (2.3%)
The Procter & Gamble Co.	613,900		38,841,453

Industrial Conglomerates (0.5%)
3M Co.	109,687		9,166,543

Issuer	Shares		Value(a)
Insurance (2.3%)
AFLAC, Inc.	159,248		8,645,574
Prudential Financial, Inc.	513,123		31,043,941

Total			39,689,515

Internet & Catalog Retail (0.8%)
Amazon.com, Inc.	105,900	(b,d)	14,373,807

Internet Software & Services (4.3%)
Baidu.com, Inc., ADR	14,000	(b,c)	8,358,000
Google, Inc., Class A	82,709	(b,d)	46,896,830
SAVVIS, Inc.	1,084,506	(b,d)	17,894,349

Total			73,149,179

IT Services (4.5%)
Cognizant Technology Solutions Corp., Class A	584,675	(b)	29,806,732
MasterCard, Inc., Class A	182,747	(d)	46,417,738

Total			76,224,470

Life Sciences Tools & Services (2.2%)
Illumina, Inc.	299,339	(b,d)	11,644,287
Thermo Fisher Scientific, Inc.	505,300	(b)	25,992,632

Total			37,636,919

Machinery (2.4%)
Cummins, Inc.	225,400	(d)	13,963,530
Deere & Co.	266,587	(d)	15,851,263
Joy Global, Inc.	205,900		11,653,940

Total			41,468,733

Media (4.4%)
CBS Corp., Class B	997,600	(d)	13,906,544
Comcast Corp., Class A	1,775,600	(d)	33,416,792
Time Warner Cable, Inc.	247,300	(d)	13,183,563
Virgin Media, Inc.	845,948	(d)	14,601,062

Total			75,107,961

Metals & Mining (1.6%)
Barrick Gold Corp.	348,751	(c)	13,371,113
United States Steel Corp.	210,100	(d)	13,345,552

Total			26,716,665

Multiline Retail (2.5%)
Dollar General Corp.	534,024	(b)	13,484,106
Target Corp.	559,671		29,438,695

Total			42,922,801

Oil, Gas & Consumable Fuels (0.9%)
Apache Corp.	79,726		8,092,189
EOG Resources, Inc.	70,300	(d)	6,533,682
Kinder Morgan Management LLC	—	(b,f)	25

Total			14,625,896

Personal Products (1.2%)
Avon Products, Inc.	589,884	(d)	19,979,371

Issuer	Shares		Value(a)
Pharmaceuticals (2.8%)
Medicis Pharmaceutical Corp., Class A	1,393,300	(d)	35,055,428
Pfizer, Inc.	767,253		13,158,389

Total			48,213,817

Road & Rail (2.1%)
CSX Corp.	338,200		17,214,380
Union Pacific Corp.	259,518		19,022,669

Total			36,237,049

Semiconductors & Semiconductor Equipment (2.0%)
Intel Corp.	764,875		17,026,118
Marvell Technology Group Ltd.	826,356	(b,c)	16,841,135

Total			33,867,253

Software (8.7%)
Activision Blizzard, Inc.	1,272,264	(d)	15,343,504
Citrix Systems, Inc.	206,851	(b,d)	9,819,217
Oracle Corp.	1,313,957		33,755,555
Rovi Corp.	1,765,873	(b,d)	65,566,865
Symantec Corp.	1,276,500	(b)	21,598,380

Total			146,083,521

Specialty Retail (0.3%)
American Eagle Outfitters, Inc.	267,300	(d)	4,950,396

Tobacco (3.1%)
Philip Morris International, Inc.	1,003,775		52,356,904

Total Common Stocks (Cost: $1,392,069,365)			$1,696,380,843

Money Market Fund (0.1%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.18%	1,988,238	(e)	$1,988,238

Total Money Market Fund (Cost: $1,988,238)			$1,988,238

Investments of Cash Collateral Received for Securities on Loan (27.1%)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Asset-Backed Commercial Paper (2.6%)
Arabella Finance LLC
04-08-10	0.48%	$9,995,867	$9,995,867
Grampian Funding LLC
04-12-10	0.22	14,996,975	14,996,975
04-15-10	0.25	4,998,993	4,998,993
Rheingold Securitization
04-22-10	0.27	4,998,838	4,998,838
04-28-10	0.27	9,997,750	9,997,750

Total			44,988,423

Certificates of Deposit (19.5%)
Australia and New Zealand Bank Group
04-26-10	0.30	5,000,000	5,000,000
04-27-10	0.29	5,000,000	5,000,000

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
05-24-10	0.31	5,000,000	5,000,000
Banco di Brescia
04-06-10	0.28	4,997,551	4,997,551
Banco Popular Espanol
04-26-10	0.35	14,991,255	14,991,255
Banco Santander Central Hispano
04-01-10	0.21	5,000,000	5,000,000
04-01-10	0.23	1,000,000	1,000,000
04-06-10	0.30	12,000,000	12,000,000
04-19-10	0.31	4,000,000	4,000,000
Bank of Austria
04-05-10	0.28	4,998,756	4,998,756
Banque Federative du Credit Mutuel
05-18-10	0.32	3,996,838	3,996,838
06-02-10	0.37	4,995,277	4,995,277
BNP Paribas
06-22-10	0.41	10,000,000	10,000,000
Caisse Centrale du Credit Immobilier de France
04-30-10	0.35	4,998,515	4,998,515
Caisse des Depots
05-19-10	0.24	4,997,035	4,997,035
Clydesdale Bank
04-06-10	0.26	15,000,000	15,000,000
04-12-10	0.25	5,000,000	5,000,000
Credit Industrial et Commercial
05-10-10	0.35	4,000,000	4,000,000
Credit Suisse
04-23-10	0.32	5,000,000	5,000,000
Dexia Bank
04-12-10	0.31	4,998,645	4,998,645
Dexia Credit Local
04-12-10	0.28	15,000,000	15,000,000
DZ Bank
04-01-10	0.22	9,998,106	9,998,106
Erste Bank der Oesterreichischen Sparkassen
04-01-10	0.29	7,999,613	7,999,613
Hong Kong Shanghai Bank
04-06-10	0.22	20,000,000	20,000,000
KBC Bank
04-12-10	0.28	5,000,000	5,000,000
04-22-10	0.33	10,000,000	10,000,000
Landesbank Hessen Thuringen
04-01-10	0.28	10,000,000	10,000,000
Natixis
04-01-10	0.25	10,000,000	10,000,000
04-16-10	0.26	8,000,000	8,000,000
Norinchukin Bank
04-08-10	0.25	7,000,000	7,000,000
04-19-10	0.27	10,000,000	10,000,000
NyKredit Bank
06-22-10	0.38	10,000,000	10,000,000
06-24-10	0.38	10,000,000	10,000,000
Pohjola Bank
06-01-10	0.33	5,000,000	5,000,000
Raiffeisen Zentralbank Oesterreich
04-01-10	0.31	15,000,000	15,000,000
Sumitomo Mitsui Banking
04-19-10	0.29	5,000,000	5,000,000
04-26-10	0.29	15,000,000	15,000,000
Ulster Bank Ireland Limited

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
04-01-10	0.29	19,999,033	19,999,033
Unicredit BK
04-06-10	0.30	5,000,000	5,000,000
United Overseas Bank
05-28-10	0.30	10,000,000	10,000,000

Total			332,970,624

Commercial Paper (0.6%)
Toyota Motor Credit
04-12-10	0.31	9,997,244	9,997,244
Repurchase Agreements (4.4%)(g)
Banc of America Securities LLC dated 03-31-10, matures 04-01-10, repurchase price
$9,286,241	0.05	9,286,228	9,286,228
Cantor Fitzgerald dated 03-31-10, matures 04-01-10, repurchase price
$10,000,014	0.05	10,000,000	10,000,000
Morgan Stanley dated 02-23-10, matures 04-30-10, repurchase price
$15,004,625	0.37	15,000,000	15,000,000
Pershing LLC dated 03-31-10, matures 04-01-10, repurchase price
$40,000,244	0.22	40,000,000	40,000,000

Total			74,286,228

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $462,242,519)			$462,242,519

Total Investments in Securities
(Cost: $1,856,300,122)(h)			$2,160,611,600

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Notes to Portfolio of Investments

ADR — American Depository Receipt

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Dec. 31, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At March 31, 2010, the value of foreign securities, excluding short-term securities, represented 8.35% of net assets.

(d)	At March 31, 2010, security was partially or fully on loan.

(e)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at March 31, 2010.

(f)	Represents fractional shares.

(g)	The table below represents securities received as collateral subject to repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. On a daily basis, the market value of securities held as collateral for repurchase agreements is monitored to ensure the existence of the proper level of collateral.
Banc of America Securities LLC (0.05%)

Security description	Value (a)

Fannie Mae REMICS	$583,177
Freddie Mac REMICS	1,441,200
Government National Mortgage Association	7,447,576

Total market value of collateral securities	$9,471,953

Cantor Fitzgerald (0.05%)

Security description	Value (a)

Fannie Mae Grantor Trust	$393
Fannie Mae Interest Strip	26,640
Fannie Mae Pool	7,266,484
Fannie Mae REMICS	423,903
Fannie Mae Whole Loan	7,543
Federal Home Loan Mortgage Corp	226,985
Freddie Mac Non Gold Pool	1,066,973
Freddie Mac Reference REMIC	13,961
Freddie Mac REMICS	159,984
Freddie Mac Strips	14,840
Ginnie Mae I Pool	165,334
Ginnie Mae II Pool	264,405
Government National Mortgage Association	74,481
United States Treasury Bill	64,079
United States Treasury Inflation Indexed Bonds	11,563
United States Treasury Note/Bond	3
United States Treasury Strip Coupon	357,283
United States Treasury Strip Principal	55,146

Total market value of collateral securities	$10,200,000

Morgan Stanley (0.37%)

Security description	Value (a)

Access Group Inc	$1,168,459
Accredited Mortgage Loan Trust	62,629
American Express Credit Account Master Trust	33,858
American Express Issuance Trust	34,835
AmeriCredit Automobile Receivables Trust	40,394
BA Credit Card Trust	291,405
Banc of America Commercial Mortgage Inc	577,717
Banc of America Large Loan Inc	186,955
Bank One Issuance Trust	281,897
BMW Vehicle Lease Trust	200,507
Capital Auto Receivables Asset Trust	377,406
Capital One Multi-Asset Execution Trust	527,128
Chase Issuance Trust	589,945
Citibank Credit Card Issuance Trust	399,379
Citifinancial Mortgage Securities Inc	40,155
Citigroup Commercial Mortgage Trust	306,746
Collegiate Funding Services Education Loan Trust I	195,387
Commercial Mortgage Asset Trust	98,704
Commercial Mortgage Pass Through Certificates	120,371
Credit Suisse First Boston Mortgage Securities Corp	86,330
Credit Suisse Mortgage Capital Certificates	330,222
Daimler Chrysler Auto Trust	530,194
DFR Middle Market CLO Ltd	414,699
Education Funding Capital Trust I	177,530
Fannie Mae REMICS	99,726
Fannie Mae Whole Loan	242,493
Federal National Mortgage Association	54,401
FHLMC Structured Pass Through Securities	36,913
Ford Credit Floorplan Master Owner Trust	313,213
GE Business Loan Trust	50,935
GE Capital Credit Card Master Note Trust	424,435
G-FORCE CDO	95,371
Gramercy Real Estate CDO	611,137
Granite Master Issuer PLC	329,807
Granite Mortgages PLC	44,835
HSBC Home Equity Loan Trust	108,126
Hyundai Floorplan Master Owner Trust	170,896
JP Morgan Chase Commercial Mortgage Securities Corp	616,451
LB-UBS Commercial Mortgage Trust	73,122
MBNA Credit Card Master Note Trust	991,022
Merrill Lynch Mortgage Trust	220,093
Morgan Stanley ABS Capital I	18,244
Nelnet Education Loan Funding Inc	80,880
Nelnet Student Loan Trust	398,569
Nissan Auto Lease Trust	120,312
Northstar Education Finance Inc	140,509
Pennsylvania Higher Education Assistance Agency	59,575
Saxon Asset Securities Trust	52,943
SLC Student Loan Trust	124,402
SLM Student Loan Trust	518,224
Victoria Falls CLO Ltd	1,041,556
Wachovia Bank Commercial Mortgage Trust	1,626,207

Total market value of collateral securities	$15,737,249

Pershing LLC (0.22%)

Security description	Value (a)

Fannie Mae Benchmark REMIC	$160,566
Fannie Mae Pool	16,147,930
Fannie Mae REMICS	3,876,850
Federal Home Loan Banks	61,200
Federal Home Loan Mortgage Corp	227,645
Federal National Mortgage Association	520,965
Freddie Mac Gold Pool	7,375,197
Freddie Mac Non Gold Pool	346,242
Freddie Mac Reference REMIC	98,739
Freddie Mac REMICS	731,054
Ginnie Mae I Pool	1,131,518
Ginnie Mae II Pool	453,653
Government National Mortgage Association	1,453,108
United States Treasury Inflation Indexed Bonds	192,768
United States Treasury Note/Bond	7,389,185
United States Treasury Strip Principal	633,380

Total market value of collateral securities	$40,800,000

(h)	At March 31, 2010, the cost of securities for federal income tax purposes was approximately $1,856,300,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$314,929,000
Unrealized depreciation	(10,617,000)

Net unrealized appreciation	$304,312,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Annual Report dated Dec. 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:

	Fair value at March 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks(a)	$1,696,380,843	$—	$—	$1,696,380,843

Total Equity Securities	1,696,380,843	—	—	1,696,380,843

Other
Affiliated Money Market Fund(b)	1,988,238	—	—	1,988,238
Investments of Cash Collateral Received for Securities on Loan(c)	—	462,242,519	—	462,242,519

Total Other	1,988,238	462,242,519	—	464,230,757

Investments in Securities	1,698,369,081	462,242,519	—	2,160,611,600

(a)	Industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2010.

(c)	Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.

Item 2. Control and Procedures.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certification for the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Seligman Growth Fund, Inc.

By	/s/ J. Kevin Connaughton

J. Kevin Connaughton
President and Principal Executive Officer
Date May 26, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton

J. Kevin Connaughton
President and Principal Executive Officer
Date May 26, 2010

By	/s/ Jeffrey P. Fox

Jeffrey P. Fox
Treasurer and Principal Financial Officer
Date May 26, 2010